Business Combinations (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Summary of Fair Value of Assets Acquired, Liabilities Assumed and Stockholders' Equity Exchanged

The following table summarizes the fair value of assets acquired, liabilities assumed and stockholders’ equity exchanged on the date of acquisition and for the years ended December 31, 2016 and 2015 in total.

	2016	2015
	FBC Bancorp, Inc.	Community Southern Holdings, Inc.	First Federal Branch Acquisition	Total
Cash and cash equivalents	$60,676	$10,183	$38,165	$48,348
Securities available for sale	16,179	44,372	—	44,372
Loans held for sale	249	—	—	—
Loans	236,447	171,476	7,932	179,408
Premises and equipment	9,329	6,097	2,630	8,727
Federal Home Loan Bank stock	259	1,540	—	1,540
Bank owned life insurance	—	4,585	—	4,585
Deferred tax asset	(469)	2,095	—	2,095
Goodwill	10,726	8,662	838	9,500
Core deposit intangible	1,642	588	67	655
Accrued interest receivable	609	685	—	685
Other real estate owned	—	32	—	32
Other assets	88	82	16	98

Total assets acquired	$335,735	$250,397	$49,648	$300,045
Deposits	286,572	178,912	47,015	225,927
Federal Home Loan Bank advances	—	31,480	—	31,480
Other borrowings	5,017	3,285	—	3,285
Other liabilities	3,418	726	3	729
Preferred Stock	—	5,700	—	5,700

Total liabilities assumed	295,007	220,103	47,018	267,121

Net assets acquired	$40,728	$30,294	$2,630	$32,924

Summary of Actual and Unaudited Pro Forma Information

December 31, 2016. The following table presents financial information regarding the former FBC Bancorp, Inc. operations excluded from the Consolidated Statement of Operations prior to the date of acquisition:

Actual from January 1, 2016 Through October 31, 2016 (unaudited) (in thousands)
Net interest income	$9,867

Noninterest income	716

Net loss	(847)

The following table presents unaudited pro forma information as if the acquisition of FBC Bancorp, Inc. had occurred on January 1, 2016. The table does not consider the effect of expense savings created by the merger other than to exclude Merger Related expenses.

	Unaudited pro forma information For the year ended,
	2016	2015
	(in thousands, except per share data)
Net interest income	29,082	22,275

Noninterest income	3,902	3,189

Net income	3,503	1,082

Pro forma earnings per share-Basic and Diluted	0.52	0.16